Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Other investments	$ 137	$ 126
Assets, total fair value	256	186
Liabilities
Liabilities, total fair value	(49)	(106)
Energy contracts subject to regulatory deferral
Assets
Assets	78	38
Liabilities
Liabilities	(46)	(94)
Energy contracts not subject to regulatory deferral
Assets
Assets	16	6
Liabilities
Liabilities	(3)	(12)
Foreign exchange contracts, total return and interest rate swaps
Assets
Assets	25
Foreign exchange contracts and total return swaps
Assets
Assets		16
Level 1
Assets
Other investments	137	126
Assets, total fair value	160	142
Liabilities
Liabilities, total fair value	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Foreign exchange contracts, total return and interest rate swaps
Assets
Assets	23
Level 1 | Foreign exchange contracts and total return swaps
Assets
Assets		16
Level 2
Assets
Other investments	0	0
Assets, total fair value	96	44
Liabilities
Liabilities, total fair value	(49)	(106)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	78	38
Liabilities
Liabilities	(46)	(94)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	16	6
Liabilities
Liabilities	(3)	(12)
Level 2 | Foreign exchange contracts, total return and interest rate swaps
Assets
Assets	2
Level 2 | Foreign exchange contracts and total return swaps
Assets
Assets		0
Level 3
Assets
Other investments	0	0
Assets, total fair value	0	0
Liabilities
Liabilities, total fair value	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Foreign exchange contracts, total return and interest rate swaps
Assets
Assets	$ 0
Level 3 | Foreign exchange contracts and total return swaps
Assets
Assets		$ 0